Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net (loss) income	$ (4,976,716)	$ 936,120	$ 391,109
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Provision of expected credit loss	5,740,368
Operating lease expenses	36,465
Changes in operating assets and liabilities:
Accounts receivable	(5,544,446)	(3,098,904)	(1,546,236)
Account receivables – a related party		4,374,401	(4,374,401)
Prepayments and other current assets	1,788,138	(1,581,430)	(220,953)
Accounts payable	2,130,659	1,899,014	3,255,480
Account payable – a related party		(1,848,656)	1,848,656
Income tax payable	227,135	159,339	6,563
Operating lease liabilities	(36,465)
Due from a shareholder	(10,840)
Accrued expenses and other current liabilities	(119,056)	252,436	(2,557)
Net cash (used in) provided by operating activities	(764,758)	1,092,320	(642,339)
Cash flows from financing activities:
Advance to a director			(103,124)
Repayment from a director	122,749	10,375
Proceeds from issuance of common shares pursuant to IPO, net of issuance cost	4,678,701
Payments of offering costs related to IPO	(387,874)	(50,000)
Net cash provided by (used in) financing activities	4,413,576	(39,625)	(103,124)
Net increase (decrease) in cash	3,648,818	1,052,695	(745,463)
Cash, beginning of year	1,144,737	92,042	837,505
Cash, end of year	4,793,555	1,144,737	92,042
Supplemental non-cash information
Operating lease right-of-use assets, obtained in exchange for operating lease obligations	$ 70,735